Reinsurance (Tables) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables, Net [Table Text Block]

	December, 31
Reinsurance Recoverables	2013	2012
Future policy benefits and unpaid loss and loss adjustment expenses:
Sold businesses (MassMutual and Prudential)	$18,969	$—
Other reinsurers	825	2,893
Net reinsurance recoverables	$19,794	$2,893

Reinsurance recoverables	$ 19,794	$ 2,893
Life insurance fees, earned premiums and other
Net fee income, earned premiums and other were comprised of the following:

	For the years Ended December 31,
	2013	2012	2011
Gross fee income, earned premiums and other	$3,502	$3,739	$4,147
Reinsurance assumed	13	8	13
Reinsurance ceded	(1,869)	(698)	(733)
Net fee income, earned premiums and other	$1,646	$3,049	$3,427